CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 18,795	$ 272	₨ 9,806	₨ 12,039
Items that will not be reclassified to the consolidated income statement:
Changes in the fair value of financial instruments	(403)	(6)
Actuarial gains/(losses) on post-employment benefit obligations	10	0	39	(39)
Tax impact on above items	(414)	(6)	(12)	14
Total of items that will not be reclassified to the consolidated income statement	(807)	(12)	27	(25)
Items that will be reclassified subsequently to the consolidated income statement:
Changes in fair value of available for sale financial instruments	0	0	(5,160)	2,209
Foreign currency translation adjustments	(53)	(1)	(32)	(339)
Foreign currency translation reserve re-classified to the income statement on disposal of foreign operation	(113)	(2)	0	0
Effective portion of changes in fair value of cash flow hedges, net	180	3	(82)	968
Tax impact on above items	(55)	(1)	1,394	(411)
Total of items that will be reclassified subsequently to the consolidated income statement	(41)	(1)	(3,880)	2,427
Other comprehensive income/(loss) for the year, net of tax	(848)	(12)	(3,853)	2,402
Total comprehensive income for the year	₨ 17,947	$ 260	₨ 5,953	₨ 14,441